Income Taxes (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current tax expense (benefit)
Current tax expense (benefit)	$ 67,820	$ 26,794
Deferred tax expense (benefit)
Effect of change in tax status		(274,489)
Change in net deferred tax asset	(67,083)	22,245
Deferred tax benefit	(67,083)	(252,244)
Total tax provision (benefit)	$ 737	$ (225,450)